Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Disaggregation of Revenue [Line Items]
Revenue by source	¥ 4,951,171		¥ 0	¥ 0
Vehicle sales
Disaggregation of Revenue [Line Items]
Revenue by source	4,852,470	$ 705,762	0
Sales of charging pile
Disaggregation of Revenue [Line Items]
Revenue by source	82,184		0
Sales of Packages
Disaggregation of Revenue [Line Items]
Revenue by source	10,220		0
Others
Disaggregation of Revenue [Line Items]
Revenue by source	¥ 6,297		¥ 0